Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 0.4%
Security	Shares	Value
Diversified Media — 0.1%
National CineMedia, Inc.(1)	1,029,343	$ 4,210,013
		$ 4,210,013
Energy — 0.1%
Ascent CNR Corp., Class A(2)(3)	32,029,863	$ 7,046,570
		$ 7,046,570
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 10,201,191
		$ 10,201,191
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Total Common Stocks (identified cost $10,747,257)		$ 21,457,774

Convertible Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(4)	$21,292	$ 17,487,120
		$ 17,487,120
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$15,506	$ 12,404,127
		$ 12,404,127
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(4)	$13,783	$ 12,439,157
		$ 12,439,157
Total Convertible Bonds (identified cost $44,644,500)		$ 42,330,404

Corporate Bonds — 86.8%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.1%
Bombardier, Inc.:
7.125%, 6/15/26(4)	7,440	$ 7,508,582
7.875%, 4/15/27(4)	6,477	6,474,186
8.75%, 11/15/30(4)	10,235	10,753,996
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	8,345	7,842,381
4.125%, 4/15/29(4)	7,093	6,577,906
Moog, Inc., 4.25%, 12/15/27(4)	10,223	9,581,507
Rolls-Royce PLC, 5.75%, 10/15/27(4)	28,737	28,779,625
Science Applications International Corp., 4.875%, 4/1/28(4)	15,585	14,724,396
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	4,641	3,974,808
9.375%, 11/30/29(4)	1,652	1,791,967
TransDigm, Inc.:
4.625%, 1/15/29	11,770	11,018,309
5.50%, 11/15/27	18,419	17,935,660
6.25%, 3/15/26(4)	16,947	16,845,467
6.75%, 8/15/28(4)	15,849	16,128,149
		$ 159,936,939
Air Transportation — 0.7%
United Airlines, Inc.:
4.375%, 4/15/26(4)	8,188	$ 7,905,970
4.625%, 4/15/29(4)	10,596	9,810,386
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)	22,901	16,601,622
		$ 34,317,978
Automotive & Auto Parts — 3.2%
Ford Motor Co.:
3.25%, 2/12/32	26,385	$ 21,855,648
4.75%, 1/15/43	17,531	14,463,118
7.45%, 7/16/31	4,673	5,078,845
9.625%, 4/22/30	2,055	2,411,539
Ford Motor Credit Co. LLC:
2.90%, 2/16/28	4,218	3,797,570
3.625%, 6/17/31	6,330	5,449,778
3.815%, 11/2/27	18,089	16,991,315
4.00%, 11/13/30	9,839	8,782,119
4.125%, 8/17/27	23,978	22,788,508
4.271%, 1/9/27	4,368	4,206,491

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co. LLC: (continued)
5.113%, 5/3/29		5,476	$ 5,323,038
5.125%, 6/16/25		9,083	9,006,687
5.584%, 3/18/24		1,976	1,975,377
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		13,448	12,633,172
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		17,445	15,149,413
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		11,663	12,052,894
Wheel Pros, Inc., 6.50%, 5/15/29(4)		8,996	2,282,735
			$ 164,248,247
Broadcasting — 0.7%
Audacy Capital Corp., 6.75%, 3/31/29(4)(5)		16,478	$ 731,211
Playtika Holding Corp., 4.25%, 3/15/29(4)		14,461	12,429,880
Townsquare Media, Inc., 6.875%, 2/1/26(4)		10,374	10,162,008
Univision Communications, Inc.:
7.375%, 6/30/30(4)		7,364	7,226,751
8.00%, 8/15/28(4)		4,349	4,428,282
			$ 34,978,132
Building Materials — 2.6%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		24,447	$ 21,887,627
5.00%, 3/1/30(4)		7,586	7,288,886
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)		10,341	9,226,550
Masonite International Corp., 5.375%, 2/1/28(4)		10,664	10,409,184
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		6,425	5,854,042
PGT Innovations, Inc., 4.375%, 10/1/29(4)		10,641	10,731,057
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		25,290	24,744,486
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,250	2,290,970
3.375%, 1/15/31(4)		4,099	3,489,231
4.375%, 7/15/30(4)		19,589	17,819,082
4.75%, 1/15/28(4)		5,000	4,786,864
5.00%, 2/15/27(4)		3,894	3,786,139
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(4)		12,233	12,720,690
			$ 135,034,808
Cable & Satellite TV — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		9,055	$ 7,662,397
4.50%, 8/15/30(4)		46,569	40,531,337
4.75%, 3/1/30(4)		23,215	20,645,618
4.75%, 2/1/32(4)		10,825	9,294,291
Security	Principal Amount* (000's omitted)		Value
Cable & Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.: (continued)
5.375%, 6/1/29(4)		4,414	$ 4,107,511
6.375%, 9/1/29(4)		17,313	16,869,476
CSC Holdings LLC, 11.75%, 1/31/29(4)		10,457	10,628,027
DISH Network Corp., 11.75%, 11/15/27(4)		10,514	10,981,777
			$ 120,720,434
Capital Goods — 1.9%
Calderys Financing LLC, 11.25%, 6/1/28(4)		21,763	$ 23,159,600
Chart Industries, Inc., 9.50%, 1/1/31(4)		17,766	18,963,647
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(4)		14,832	13,481,821
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(4)		10,220	10,335,691
Madison IAQ LLC, 5.875%, 6/30/29(4)		19,482	17,328,554
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		13,623	12,565,242
7.50%, 10/15/27(4)		1,955	1,966,456
			$ 97,801,011
Chemicals — 2.8%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(4)		11,274	$ 7,500,818
Avient Corp., 7.125%, 8/1/30(4)		14,980	15,379,187
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		21,838	21,561,094
NOVA Chemicals Corp.:
4.25%, 5/15/29(4)		12,262	10,337,945
4.875%, 6/1/24(4)		7,855	7,823,848
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		16,823	15,409,027
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		23,701	25,104,679
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	13,094	13,108,136
2.625%, 2/1/29(4)	EUR	1,150	1,151,242
Valvoline, Inc., 3.625%, 6/15/31(4)		13,718	11,743,500
WR Grace Holdings LLC:
4.875%, 6/15/27(4)		12,574	12,039,320
7.375%, 3/1/31(4)		5,134	5,235,217
			$ 146,394,013
Consumer Products — 1.5%
Acushnet Co., 7.375%, 10/15/28(4)		10,589	$ 11,022,620
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(4)		5,272	5,171,964
Edgewell Personal Care Co., 4.125%, 4/1/29(4)		12,520	11,296,170

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Consumer Products (continued)
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	11,630	$ 11,181,896
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(4)		13,482	13,173,734
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		10,417	9,659,319
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		19,399	16,386,928
			$ 77,892,631
Containers — 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(6)	EUR	7,900	$ 6,709,364
Ball Corp., 6.875%, 3/15/28		4,462	4,611,629
Berry Global, Inc., 5.625%, 7/15/27(4)		8,980	8,911,551
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		14,734	13,000,839
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,394,596
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,100,965
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)		21,663	21,799,910
Trivium Packaging Finance BV:
5.50%, 8/15/26(4)		13,800	13,486,203
8.50%, 8/15/27(4)		7,640	7,463,194
			$ 85,478,251
Diversified Financial Services — 3.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(4)		8,409	$ 8,736,554
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		15,568	12,665,925
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		14,850	13,568,593
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)		19,437	18,528,219
Fiesta Purchaser, Inc., 7.875%, 3/1/31(4)(9)		2,960	2,960,000
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(4)		12,373	12,862,228
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(4)(9)		5,365	5,365,000
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(4)		17,912	16,392,674
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(4)		12,728	12,256,734
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(4)		11,103	11,530,188
MSCI, Inc., 3.875%, 2/15/31(4)		19,559	17,675,793
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/27(4)		10,810	10,266,311
PRA Group, Inc., 7.375%, 9/1/25(4)		11,874	11,958,424
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(4)	5,000	$ 4,592,150
3.625%, 3/1/29(4)	19,014	16,918,223
4.00%, 10/15/33(4)	1,960	1,665,667
		$ 177,942,683
Diversified Media — 2.0%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	5,584	$ 4,998,754
6.125%, 12/1/28(4)	18,713	16,181,412
Cars.com, Inc., 6.375%, 11/1/28(4)	15,581	15,223,883
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(4)	12,883	12,142,957
7.75%, 4/15/28(4)	19,245	16,698,836
Match Group Holdings II LLC, 3.625%, 10/1/31(4)	17,018	14,562,473
Stagwell Global LLC, 5.625%, 8/15/29(4)	14,009	12,832,314
TripAdvisor, Inc., 7.00%, 7/15/25(4)	6,900	6,926,979
Urban One, Inc., 7.375%, 2/1/28(4)	2,367	2,100,629
		$ 101,668,237
Energy — 9.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(4)	7,695	$ 7,633,440
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(4)	17,535	17,418,703
Callon Petroleum Co.:
7.50%, 6/15/30(4)	5,657	5,963,021
8.00%, 8/1/28(4)	8,188	8,474,631
Cheniere Energy Partners LP:
4.00%, 3/1/31	16,689	15,154,208
4.50%, 10/1/29	10,945	10,450,294
Civitas Resources, Inc.:
8.625%, 11/1/30(4)	13,843	14,773,866
8.75%, 7/1/31(4)	3,397	3,615,610
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(4)	8,181	8,086,714
CVR Energy, Inc., 5.75%, 2/15/28(4)	4,975	4,599,885
DT Midstream, Inc., 4.125%, 6/15/29(4)	12,661	11,644,166
Energy Transfer LP, 5.00%, 5/15/50	13,980	12,462,835
EQM Midstream Partners LP:
4.50%, 1/15/29(4)	13,348	12,568,726
4.75%, 1/15/31(4)	10,843	10,116,469
6.00%, 7/1/25(4)	2,269	2,265,770
6.50%, 7/1/27(4)	6,208	6,288,216

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
EQM Midstream Partners LP: (continued)
7.50%, 6/1/30(4)	9,265	$ 9,943,689
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(4)	6,362	6,530,669
Kinetik Holdings LP, 5.875%, 6/15/30(4)	17,417	17,121,609
Kodiak Gas Services LLC, 7.25%, 2/15/29(4)(9)	3,437	3,482,406
Neptune Energy Bondco PLC, 6.625%, 5/15/25(4)	25,993	25,819,887
Occidental Petroleum Corp., 8.50%, 7/15/27	17,429	19,056,346
Parkland Corp.:
4.50%, 10/1/29(4)	4,534	4,173,580
4.625%, 5/1/30(4)	15,192	14,009,531
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	17,088	16,729,315
7.00%, 1/15/32(4)	11,393	11,769,798
7.75%, 2/15/26(4)	11,543	11,735,684
Plains All American Pipeline LP, Series B, 9.751%, (3 mo. SOFR + 4.372%)(7)(10)	17,933	17,821,423
Precision Drilling Corp.:
6.875%, 1/15/29(4)	7,086	6,976,769
7.125%, 1/15/26(4)	4,015	3,993,259
Southwestern Energy Co., 4.75%, 2/1/32	15,141	14,036,022
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	3,737	3,485,392
4.50%, 4/30/30	17,021	15,748,156
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	16,150	14,651,441
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	6,020	6,025,247
Transocean, Inc., 8.75%, 2/15/30(4)	5,462	5,663,764
Venture Global LNG, Inc.:
8.125%, 6/1/28(4)	10,305	10,421,896
8.375%, 6/1/31(4)	16,491	16,663,849
9.50%, 2/1/29(4)	14,964	15,901,704
9.875%, 2/1/32(4)	14,233	14,976,703
Vital Energy, Inc., 9.75%, 10/15/30	9,546	10,147,778
Weatherford International Ltd., 8.625%, 4/30/30(4)	11,736	12,003,342
Western Midstream Operating LP, 4.05%, 2/1/30	9,985	9,341,416
		$ 469,747,229
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)	15,025	$ 13,871,831
5.875%, 3/15/26(4)	4,218	4,182,864
8.75%, 5/1/25(4)	1,846	1,863,703
		$ 19,918,398
Security	Principal Amount* (000's omitted)	Value
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	4,075	$ 3,946,934
5.125%, 7/15/29(4)	4,445	4,256,364
6.375%, 2/1/31(4)	2,506	2,541,001
Covanta Holding Corp.:
4.875%, 12/1/29(4)	15,831	13,688,211
5.00%, 9/1/30	11,610	9,895,087
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	17,515	15,870,581
3.75%, 8/1/25(4)	7,155	6,965,889
4.25%, 6/1/25(4)	11,354	11,165,408
4.75%, 6/15/29(4)	26,153	24,578,382
		$ 92,907,857
Food & Drug Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	21,488	$ 20,554,694
5.875%, 2/15/28(4)	7,375	7,373,460
7.50%, 3/15/26(4)	4,000	4,079,432
Arko Corp., 5.125%, 11/15/29(4)	19,751	17,424,135
Ingles Markets, Inc., 4.00%, 6/15/31(4)	14,760	13,058,467
		$ 62,490,188
Food, Beverage & Tobacco — 2.2%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	14,672	$ 15,032,711
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(4)	15,109	15,316,181
Darling Ingredients, Inc., 6.00%, 6/15/30(4)	14,624	14,545,502
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)	9,153	9,093,185
Performance Food Group, Inc.:
4.25%, 8/1/29(4)	24,007	22,019,930
6.875%, 5/1/25(4)	4,425	4,440,289
Pilgrim's Pride Corp., 3.50%, 3/1/32	20,222	17,076,670
U.S. Foods, Inc., 4.75%, 2/15/29(4)	16,081	15,269,913
		$ 112,794,381
Gaming — 2.8%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	14,436	$ 14,952,087
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	5,260	4,812,415
6.25%, 7/1/25(4)	12,288	12,337,643
6.50%, 2/15/32(4)(9)	9,740	9,854,067

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Gaming (continued)
Caesars Entertainment, Inc.: (continued)
7.00%, 2/15/30(4)		6,530	$ 6,714,629
8.125%, 7/1/27(4)		23,616	24,250,586
Churchill Downs, Inc., 5.75%, 4/1/30(4)		15,610	15,113,753
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(4)		7,727	7,076,193
International Game Technology PLC:
5.25%, 1/15/29(4)		5,000	4,883,214
6.25%, 1/15/27(4)		10,017	10,082,470
6.50%, 2/15/25(4)		3,777	3,784,882
Jacobs Entertainment, Inc., 6.75%, 2/15/29(4)		16,811	15,962,213
Light & Wonder International, Inc., 7.00%, 5/15/28(4)		16,866	16,857,398
			$ 146,681,550
Healthcare — 9.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)		5,639	$ 5,059,142
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)		11,353	10,313,917
4.625%, 10/1/27(4)		1,420	1,354,822
athenahealth Group, Inc., 6.50%, 2/15/30(4)		21,339	19,083,854
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	10,850	11,476,921
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(4)		12,345	12,824,233
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(4)		13,301	11,700,690
Centene Corp.:
3.375%, 2/15/30		11,732	10,516,384
4.625%, 12/15/29		7,310	7,003,001
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.875%, 10/15/24(4)(5)		6,987	4,609,764
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.125%, 4/1/29(4)(5)		15,196	9,991,588
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		17,669	17,979,444
Grifols SA, 4.75%, 10/15/28(4)		19,694	16,956,337
HCA, Inc., 5.625%, 9/1/28		8,537	8,703,410
HealthEquity, Inc., 4.50%, 10/1/29(4)		18,030	16,856,243
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		28,114	29,345,955
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	6,633	6,533,282
5.00%, 5/15/27(4)		10,124	9,903,650
6.50%, 5/15/30(4)		7,663	7,826,375
Legacy LifePoint Health LLC, 4.375%, 2/15/27(4)		6,907	6,438,982
LifePoint Health, Inc.:
5.375%, 1/15/29(4)		24,350	19,275,067
9.875%, 8/15/30(4)		7,680	7,862,938
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Medline Borrower LP, 5.25%, 10/1/29(4)	41,364	$ 38,604,985
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(4)	9,708	7,884,886
ModivCare, Inc., 5.875%, 11/15/25(4)	12,847	12,699,195
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	17,921	15,723,842
3.875%, 5/15/32(4)	7,551	6,468,204
Option Care Health, Inc., 4.375%, 10/31/29(4)	19,183	17,524,534
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(4)	9,859	8,057,120
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30	16,473	15,102,693
4.90%, 12/15/44	5,483	4,346,592
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)	5,995	5,990,545
Team Health Holdings, Inc., 6.375%, 2/1/25(4)	18,643	16,068,308
Tenet Healthcare Corp.:
4.375%, 1/15/30	2,305	2,134,797
4.875%, 1/1/26	11,694	11,599,826
5.125%, 11/1/27	11,694	11,364,951
6.125%, 10/1/28	15,216	15,172,863
6.875%, 11/15/31	8,334	8,558,560
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(4)	24,976	21,848,505
Varex Imaging Corp., 7.875%, 10/15/27(4)	6,165	6,269,281
		$ 477,035,686
Homebuilders & Real Estate — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	6,872	$ 6,191,844
4.625%, 4/1/30(4)	4,571	4,141,326
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)	10,253	10,111,047
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)	18,233	16,633,784
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	3,487	3,441,530
8.875%, 9/1/31(4)	8,465	8,841,227
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	17,181	18,071,663
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(4)	12,725	11,837,547
3.75%, 9/15/30(4)	12,698	10,503,886
KB Home:
4.00%, 6/15/31	751	663,037
4.80%, 11/15/29	4,873	4,616,071
M/I Homes, Inc., 4.95%, 2/1/28	10,706	10,302,866
Meritage Homes Corp., 3.875%, 4/15/29(4)	5,634	5,194,604

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	5,375	$ 4,797,053
4.625%, 3/15/30(4)	10,745	9,521,574
7.375%, 2/15/31(4)	13,640	14,299,153
TopBuild Corp., 4.125%, 2/15/32(4)	16,235	14,204,164
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(4)	2,441	2,311,008
4.50%, 9/1/26(4)	6,735	6,554,074
4.625%, 12/1/29(4)	8,800	8,334,260
5.625%, 5/1/24(4)	11,505	11,494,450
5.75%, 2/1/27(4)	4,084	4,076,873
		$ 186,143,041
Hotels — 0.2%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(6)	3,700	$ 3,290,225
4.625%, 4/6/31(6)	3,800	3,223,673
8.45%, 7/27/30(4)	6,100	6,355,376
		$ 12,869,274
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(4)	11,642	$ 11,375,864
7.00%, 1/15/31(4)	7,333	7,416,266
BroadStreet Partners, Inc., 5.875%, 4/15/29(4)	19,110	18,137,318
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)	11,039	11,069,346
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	14,593	15,389,705
		$ 63,388,499
Leisure — 2.9%
Boyne USA, Inc., 4.75%, 5/15/29(4)	13,085	$ 11,996,313
Life Time, Inc.:
5.75%, 1/15/26(4)	12,585	12,450,758
8.00%, 4/15/26(4)	8,977	8,995,762
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(4)	6,583	6,846,069
Lindblad Expeditions LLC, 6.75%, 2/15/27(4)	3,551	3,522,681
NCL Corp. Ltd.:
3.625%, 12/15/24(4)	3,590	3,520,703
5.875%, 3/15/26(4)	6,558	6,398,608
5.875%, 2/15/27(4)	5,378	5,302,121
7.75%, 2/15/29(4)	4,500	4,547,496
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
NCL Finance Ltd., 6.125%, 3/15/28(4)	13,824	$ 13,229,753
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(4)	13,833	15,055,503
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(4)	7,214	6,724,747
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	13,899	13,197,170
Viking Cruises Ltd.:
5.875%, 9/15/27(4)	23,162	22,349,014
6.25%, 5/15/25(4)	8,680	8,635,255
7.00%, 2/15/29(4)	6,622	6,616,835
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	4,238	4,130,079
		$ 153,518,867
Metals & Mining — 1.8%
Eldorado Gold Corp., 6.25%, 9/1/29(4)	13,023	$ 12,434,288
First Quantum Minerals Ltd., 7.50%, 4/1/25(4)	7,225	7,146,031
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	13,337,054
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	9,000	8,730,259
6.125%, 4/1/29(4)	5,478	5,414,559
New Gold, Inc., 7.50%, 7/15/27(4)	12,262	12,213,149
Novelis Corp.:
3.25%, 11/15/26(4)	6,885	6,453,579
4.75%, 1/30/30(4)	15,432	14,330,088
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	13,918	12,810,022
		$ 92,869,029
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(4)	17,646	$ 6,608,291
		$ 6,608,291
Publishing & Printing — 0.4%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	4,355	$ 4,126,232
8.00%, 8/1/29(4)	18,085	16,787,763
		$ 20,913,995
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(4)	16,000	$ 15,916,560
		$ 15,916,560

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Restaurant — 2.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	17,005	$ 16,017,198
4.00%, 10/15/30(4)	21,200	18,965,937
4.375%, 1/15/28(4)	7,702	7,332,530
5.75%, 4/15/25(4)	2,861	2,857,787
Dave & Buster's, Inc., 7.625%, 11/1/25(4)	22,970	23,251,268
IRB Holding Corp., 7.00%, 6/15/25(4)	11,951	11,888,795
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)	16,506	17,706,937
Yum! Brands, Inc., 3.625%, 3/15/31	12,686	11,206,437
		$ 109,226,889
Services — 6.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	16,268	$ 15,369,681
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)	16,803	16,572,361
9.75%, 7/15/27(4)	14,398	14,093,637
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	7,816	7,049,672
APi Group DE, Inc., 4.75%, 10/15/29(4)	14,613	13,697,861
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)	21,843	20,888,024
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	19,324	18,056,176
Gartner, Inc.:
3.625%, 6/15/29(4)	4,186	3,808,548
3.75%, 10/1/30(4)	8,478	7,592,275
4.50%, 7/1/28(4)	8,049	7,687,979
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(4)	24,846	24,627,976
Hertz Corp.:
4.625%, 12/1/26(4)	2,214	1,993,297
5.00%, 12/1/29(4)	17,844	14,116,865
Imola Merger Corp., 4.75%, 5/15/29(4)	20,535	19,136,450
Korn Ferry, 4.625%, 12/15/27(4)	12,207	11,684,357
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	7,056	6,621,139
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	7,679	7,842,716
7.75%, 3/15/31(4)	5,756	6,072,983
SRS Distribution, Inc.:
6.00%, 12/1/29(4)	7,389	6,915,476
6.125%, 7/1/29(4)	12,045	11,409,626
Summer BC Bidco B LLC, 5.50%, 10/31/26(4)	14,099	13,599,966
VT Topco, Inc., 8.50%, 8/15/30(4)	20,852	21,808,794
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	24,413	23,491,043
WESCO Distribution, Inc., 7.25%, 6/15/28(4)	7,946	8,167,940
Security	Principal Amount* (000's omitted)	Value
Services (continued)
White Cap Buyer LLC, 6.875%, 10/15/28(4)	11,235	$ 11,006,424
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(4)(11)	6,938	6,936,508
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	19,112	19,699,778
		$ 339,947,552
Steel — 0.7%
Allegheny Ludlum LLC, 6.95%, 12/15/25	9,369	$ 9,555,687
ATI, Inc., 5.875%, 12/1/27	2,447	2,388,529
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(4)	5,508	5,589,436
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)	9,527	9,562,907
TMS International Corp., 6.25%, 4/15/29(4)	11,257	9,694,810
		$ 36,791,369
Super Retail — 3.2%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	5,184	$ 4,780,743
4.75%, 3/1/30	8,395	7,775,077
5.00%, 2/15/32(4)	2,178	1,970,053
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,883	3,829,032
6.875%, 11/1/35	1,677	1,674,237
6.95%, 3/1/33	9,848	9,697,717
9.375%, 7/1/25(4)	1,599	1,669,884
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	18,875	20,285,340
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	10,459	9,650,605
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	7,199	6,737,616
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	13,822	12,472,883
8.25%, 8/1/31(4)	2,443	2,509,217
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	6,549	5,883,753
4.375%, 1/15/31(4)	9,784	8,781,435
4.625%, 12/15/27(4)	3,872	3,712,546
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	26,552	24,429,579
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(4)	1,963	1,916,388
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(4)	10,291	9,622,172
7.75%, 2/15/29(4)	12,208	11,810,536
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	11,575	10,495,188

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Sonic Automotive, Inc.: (continued)
4.875%, 11/15/31(4)		9,394	$ 8,162,866
			$ 167,866,867
Technology — 5.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(4)		8,750	$ 8,290,625
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(4)		17,280	16,367,875
4.00%, 7/1/29(4)		7,232	6,781,519
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(4)		9,994	10,266,387
Ciena Corp., 4.00%, 1/31/30(4)		13,145	12,121,990
Clarios Global LP, 6.75%, 5/15/25(4)		3,642	3,642,209
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	23,968	25,727,616
8.50%, 5/15/27(4)		15,107	15,093,918
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)		9,170	8,569,212
9.00%, 9/30/29(4)		15,626	14,803,316
Coherent Corp., 5.00%, 12/15/29(4)		11,145	10,446,431
Fair Isaac Corp., 4.00%, 6/15/28(4)		13,114	12,223,306
McAfee Corp., 7.375%, 2/15/30(4)		16,715	15,165,477
NCR Voyix Corp.:
5.125%, 4/15/29(4)		10,574	9,902,889
5.25%, 10/1/30(4)		4,173	3,843,511
ON Semiconductor Corp., 3.875%, 9/1/28(4)		14,229	13,014,768
Open Text Corp., 3.875%, 2/15/28(4)		7,623	7,087,101
Open Text Holdings, Inc., 4.125%, 2/15/30(4)		6,669	6,041,753
Presidio Holdings, Inc.:
4.875%, 2/1/27(4)		1,858	1,802,637
8.25%, 2/1/28(4)		22,823	22,659,957
Seagate HDD Cayman:
4.091%, 6/1/29		3,423	3,157,777
9.625%, 12/1/32		7,137	8,204,761
Sensata Technologies BV, 5.00%, 10/1/25(4)		593	590,803
Sensata Technologies, Inc., 3.75%, 2/15/31(4)		15,394	13,380,496
Viavi Solutions, Inc., 3.75%, 10/1/29(4)		8,715	7,601,877
VM Consolidated, Inc., 5.50%, 4/15/29(4)		18,612	17,768,039
			$ 274,556,250
Telecommunications — 2.3%
Altice Financing SA:
5.00%, 1/15/28(4)		8,109	$ 7,292,284
5.75%, 8/15/29(4)		5,199	4,536,369
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Altice France SA:
5.50%, 1/15/28(4)		6,163	$ 4,816,707
8.125%, 2/1/27(4)		10,834	9,691,490
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(4)		25,353	24,797,075
Iliad Holding SASU:
6.50%, 10/15/26(4)		13,526	13,268,092
7.00%, 10/15/28(4)		4,558	4,525,219
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(4)		8,082	7,118,545
6.75%, 10/15/27(4)		3,785	3,648,803
Level 3 Financing, Inc., 4.25%, 7/1/28(4)		16,265	9,189,725
Viasat, Inc., 5.625%, 4/15/27(4)		4,544	4,270,997
Virgin Media Finance PLC, 5.00%, 7/15/30(4)		5,464	4,883,612
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	7,258	8,424,048
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		11,193	10,545,688
Ziggo BV, 4.875%, 1/15/30(4)		5,296	4,740,894
			$ 121,749,548
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)		17,411	$ 14,835,913
			$ 14,835,913
Utility — 3.5%
Calpine Corp.:
4.50%, 2/15/28(4)		8,179	$ 7,784,258
5.00%, 2/1/31(4)		11,673	10,600,430
5.125%, 3/15/28(4)		11,510	10,993,444
5.25%, 6/1/26(4)		2,399	2,361,601
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		14,522	14,242,974
FirstEnergy Corp.:
2.65%, 3/1/30		4,218	3,668,711
Series B, 4.15%, 7/15/27		15,324	14,727,139
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)		8,263	7,471,521
NRG Energy, Inc.:
3.375%, 2/15/29(4)		6,548	5,781,952
3.625%, 2/15/31(4)		10,913	9,369,985
3.875%, 2/15/32(4)		8,645	7,421,387
5.25%, 6/15/29(4)		4,920	4,721,921
10.25% to 3/15/28(4)(7)(8)		12,034	12,693,210

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	10,699	$ 9,980,948
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(4)	12,331	11,093,523
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	5,000	4,620,900
5.00%, 1/31/28(4)	13,722	13,237,339
TransAlta Corp., 7.75%, 11/15/29	13,791	14,510,477
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	9,360	8,602,384
5.00%, 7/31/27(4)	9,285	9,003,601
		$ 182,887,705
Total Corporate Bonds (identified cost $4,702,558,988)		$4,518,078,302

Exchange-Traded Funds — 1.0%
Security	Shares	Value
Fixed Income Funds — 1.0%
iShares Broad USD High Yield Corporate Bond ETF	1,404,271	$ 51,241,849
Total Exchange-Traded Funds (identified cost $50,182,332)		$ 51,241,849

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	898,591	$ 24,091,225
Total Preferred Stocks (identified cost $25,216,937)		$ 24,091,225

Senior Floating-Rate Loans — 5.1%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	$14,925	$ 14,952,438
		$ 14,952,438
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 9.139%, (SOFR + 3.50%), 8/11/28	$12,286	$ 12,315,278
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	16,107	16,619,709
		$ 28,934,987
Broadcasting — 0.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/21/28	$9,987	$ 10,029,634
		$ 10,029,634
Capital Goods — 0.2%
DexKo Global, Inc., Term Loan, 9.598%, (SOFR + 4.25%), 10/4/28	$6,934	$ 6,936,600
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30	4,059	4,065,469
		$ 11,002,069
Diversified Financial Services — 0.2%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(2)(13)	$10,275	$ 10,274,715
		$ 10,274,715
Gaming — 0.3%
Spectacle Gary Holdings LLC, Term Loan, 9.748%, (SOFR + 4.25%), 12/11/28	$15,443	$ 15,163,528
		$ 15,163,528
Healthcare — 1.1%
Bausch & Lomb Corp., Term Loan, 8.683%, (SOFR + 3.25%), 5/10/27	$11,245	$ 11,007,528
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28	16,362	16,372,220
Pluto Acquisition I, Inc., Term Loan, 9.65%, (SOFR + 4.00%), 6/22/26	19,166	15,620,692
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25	16,973	17,007,908
		$ 60,008,348
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$10,178	$ 10,296,752
		$ 10,296,752

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 12/15/27(14)	$19,590	$ 19,553,147
		$ 19,553,147
Services — 0.5%
AlixPartners LLP, Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28	$24,568	$ 24,588,647
		$ 24,588,647
Super Retail — 0.6%
Mavis Tire Express Services Corp., Term Loan, 9.083%, (SOFR + 3.75%), 5/4/28	$10,649	$ 10,649,388
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28	23,476	23,400,246
		$ 34,049,634
Technology — 0.5%
Clarios Global LP, Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30	$6,447	$ 6,457,196
Riverbed Technology, Inc., Term Loan, 9.85%, (SOFR + 4.50%), 7.85% cash, 2.00% PIK, 7/1/28	3,540	2,430,923
Travelport Finance (Luxembourg) SARL, Term Loan, 13.61%, (SOFR + 7.00%), 9/30/28	16,653	15,955,764
		$ 24,843,883
Total Senior Floating-Rate Loans (identified cost $265,890,266)		$ 263,697,782

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(2)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(2)	$12,070,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(1)(2)(3)	57,265	$ 16,679,964
		$ 16,679,964
Security	Principal Amount/ Shares	Value
Services — 0.0%(15)
Hertz Corp., Escrow Certificates(1)(4)	$3,679,000	$ 349,505
		$ 349,505
Total Miscellaneous (identified cost $0)		$ 17,029,469

Short-Term Investments — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(16)	242,994,085	$ 242,994,085
Total Short-Term Investments (identified cost $242,994,085)		$ 242,994,085
Total Investments — 99.5% (identified cost $5,342,234,365)		$5,180,920,890
Other Assets, Less Liabilities — 0.5%		$ 24,609,098
Net Assets — 100.0%		$5,205,529,988
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Restricted security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $3,893,429,543 or 74.8% of the Fund's net assets.
(5)	Issuer is in default with respect to interest and/or principal payments.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $91,966,131 or 1.8% of the Fund's net assets.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Fixed-rate loan.
(14)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(15)	Amount is less than 0.05%.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	99,128	EUR	91,471	Bank of America, N.A.	4/30/24	$ —	$ (97)
USD	25,602,706	EUR	23,605,754	Goldman Sachs International	4/30/24	—	(3,940)
USD	26,022,243	EUR	23,997,214	Goldman Sachs International	4/30/24	—	(9,045)
USD	27,309,438	EUR	25,180,001	HSBC Bank USA, N.A.	4/30/24	—	(4,892)
USD	8,476,232	GBP	6,684,016	HSBC Bank USA, N.A.	4/30/24	327	—
						$327	$(17,974)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2024, the Fund owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 7,046,570
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$1,580,251	$7,046,570
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$16,679,964
Total Miscellaneous			$0	$16,679,964
Total Restricted Securities			$1,580,251	$23,726,534
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $242,994,085, which represents 4.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$161,394,075	$268,419,095	$(186,819,085)	$ —	$ —	$242,994,085	$2,544,395	242,994,085
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 14,411,204	$ —	$ 7,046,570	$ 21,457,774
Convertible Bonds	—	42,330,404	—	42,330,404
Corporate Bonds	—	4,518,078,302	—	4,518,078,302
Exchange-Traded Funds	51,241,849	—	—	51,241,849
Preferred Stocks	24,091,225	—	—	24,091,225
Senior Floating-Rate Loans	—	253,423,067	10,274,715	263,697,782
Miscellaneous	—	349,505	16,679,964	17,029,469
Short-Term Investments	242,994,085	—	—	242,994,085
Total Investments	$332,738,363	$4,814,181,278	$34,001,249	$5,180,920,890
Forward Foreign Currency Exchange Contracts	$ —	$ 327	$ —	$ 327
Total	$332,738,363	$4,814,181,605	$34,001,249	$5,180,921,217
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (17,974)	$ —	$ (17,974)
Total	$ —	$ (17,974)	$ —	$ (17,974)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.